Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Information Related To Acquisitions

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred, assets acquired and liabilities assumed in the TC3 acquisition are subject to the receipt of a final valuation.

	Successor		Predecessor
	TC3	Merger	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$61,351	$1,943,218	$39,758
Parent common stock fair value	—	245,000	—
Parent options fair value	—	4,125	—
Other	444	—	(350)

	$61,795	$2,192,343	$39,408

Allocation of the Consideration Transferred:
Cash	$2,340	$206,376	$—
Accounts receivable	4,138	175,514	1,983
Deferred income tax assets	—	1,739	—
Prepaid expenses and other current assets	155	20,226	74
Property and equipment	10,414	278,122	2,331
Other assets	—	4,205	—
Identifiable intangible assets:
Tradename	530	156,000	160
Noncompetition agreements	1,300	11,500	100
Customer relationships	19,000	1,623,000	14,030
Data sublicense	—	31,000	—
Backlog	—	19,000	3,680
Goodwill	39,622	1,443,574	18,079
Accounts payable	—	(12,346)	(98)
Accrued expenses	(5,568)	(149,480)	(931)
Deferred revenues	—	(4,340)	—
Current maturities of long-term debt	—	(11,861)	—
Long-term debt	—	(960,936)	—
Deferred income tax liabilities	(10,052)	(515,725)	—
Tax receivable obligations to related parties	—	(115,237)	—
Other long-term liabilities	(84)	(7,988)	—

Total consideration transferred	$61,795	$2,192,343	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the three months ended June 30, 2011	$—	$—	$101
For the three months ended June 30, 2012	$182	$—	$—
For the six months ended June 30, 2011	$—	$—	$350
For the six months ended June 30, 2012	$523	$—	$—

	Successor		Predecessor
	TC3	Merger	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	—	245,000	—
Gross contractual accounts receivable	$4,370	$181,398	$2,094
Amount not expected to be collected	$232	$5,884	$111
Goodwill expected to be deductible for tax purposes	$—	$—	$39,483

The following table summarizes certain information related to these acquisitions. The amounts below related to the Merger have been recast to reflect the final allocation of the consideration transferred.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,943,218	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	1,739	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,443,574	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(515,725)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(115,237)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

Unaudited Pro Forma Results of Consolidated Operations

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(54,412)	$(70,665)	$2,417

Supplemental Pro Forma Earnings

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—